Condensed Consolidated Interim Statements of Cash Flows	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Condensed Consolidated Interim Statements of Cash Flows
Net income/(loss)	$ 141,473	$ 2,960,655	$ (1,606,414)	$ (51,159,048)	$ (3,206,403)
Non-cash adjustment:
Fair value gain on convertible note	(1,585,739)	(4,437,063)		5,157,397
Fair value gain on derivative warrant	(1,678)	(745,428)		306,250
Fair value loss on promissory notes		101,708		300,270
Fair value loss on warrant exchange	185,064	185,064
Gain on debt settlement				(281,500)
Share based compensation		241,379	(40,700)	317,882	221,287
Depreciation		1,789		240
Foreign exchange		(9,969)	5,521	3,658	(84,499)
Listing expense				41,481,605
Transaction expenses				2,100,830
Changes in working capital:
Other receivables		(83,333)	130,582	107,622	(109,858)
Prepaids		165,965	61,531	(245,075)	(71,665)
Accounts payable and accrued liabilities		103,356	(138,657)	(1,035,498)	1,659,058
Cash used in operating activities		(1,515,877)	(1,588,137)	(2,945,367)	(1,592,080)
Additions to equipment		(6,428)		(5,727)
Cash used for investing activities		(6,428)		(5,727)
Proceeds received from convertible note		1,000,000		2,500,000
Payment received from share issuances		1,721,636
Payment received from share issuances				(150,000)
Proceeds received from Psyence Group Inc			144,405		1,172,923
Proceeds from loan			714,932
Cash provided from financing activities		2,721,636	859,337	2,350,000	1,172,923
Change in cash and cash equivalents		1,199,331	(728,800)	(601,092)	(419,157)
Cash and cash equivalents, beginning of period	733,188	733,188	1,334,280	1,334,280	1,753,437
Cash and cash equivalents, end of period	$ 1,932,519	$ 1,932,519	$ 605,480	$ 733,188	$ 1,334,280